Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	ULTRAPAR HOLDINGS INC.
Entity File Number	001-14950
Entity Central Index Key	0001094972
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Brigadeiro Luis Antônio Avenue, 1343, 9th Floor
Entity Address, City or Town	São Paulo,
Entity Address, Country	BR
Entity Address, Postal Zip Code	01317-910
Title of 12(b) Security	Common shares
Trading Symbol	UGP
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	1,082,072,593
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Deloitte Touche Tohmatsu Auditores Independentes Ltda.
Auditor Firm ID	1045
Auditor Location	São Paulo, Brazil
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Alexandre Mendes Palhares
Entity Address, Address Line One	Brigadeiro Luis Antônio Avenue, 1343, 9th Floor
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	01317-910
City Area Code	55 11
Local Phone Number	3177 7014